Interim Condensed Consolidated Statements of Income (Loss) Unaudited - CAD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Sales	$ 956,843,000	$ 851,927,000	$ 1,833,300,000	$ 1,699,633,000
Cost of sales	783,504,000	709,264,000	1,506,429,000	1,399,407,000
GROSS MARGIN	173,339,000	142,663,000	326,871,000	300,226,000
EXPENSES
Administrative	58,508,000	46,806,000	114,190,000	95,437,000
Selling and marketing	56,749,000	58,577,000	107,292,000	116,653,000
Other operating expenses	31,833,000	20,795,000	59,651,000	55,771,000
	147,090,000	126,178,000	281,133,000	267,861,000
Operating profit before the following	26,249,000	16,485,000	45,738,000	32,365,000
Finance costs	(20,123,000)	(12,521,000)	(36,463,000)	(24,511,000)
Change in fair value of derivative instruments and other	(23,932,000)	(70,923,000)	(60,488,000)	39,694,000
Other income	2,768,000	203,000	2,713,000	1,802,000
Profit (loss) before income taxes	(15,038,000)	(66,756,000)	(48,500,000)	49,350,000
Provision for (recovery of) income taxes	6,412,000	(1,833,000)	14,373,000	4,964,000
PROFIT (LOSS) FOR THE PERIOD	(21,450,000)	(64,923,000)	(62,873,000)	44,386,000
Attributable to:
Shareholders of Just Energy	(21,385,000)	(68,864,000)	(62,762,000)	34,994,000
Non-controlling interest	(65,000)	3,941,000	(111,000)	9,392,000
PROFIT (LOSS) FOR THE PERIOD	$ (21,450,000)	$ (64,923,000)	$ (62,873,000)	$ 44,386,000
Earnings (loss) per share available to shareholders
Basic (in CAD per share)	$ (0.16)	$ (0.48)	$ (0.45)	$ 0.21
Diluted (in CAD per share)	$ (0.16)	$ (0.48)	$ (0.45)	$ 0.17